Summary of Significant Accounting Policies - Prepaid expenses and Translation of Foreign Currencies (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses and other current assets
Prepaid expenses	$ 2,617		$ 1,248	$ 769
Valueadded tax receivable, net	2,480		1,291	994
Vendor prepayments	1,154		1,391	1,117
Prepaid taxes and duties	2,049		946	413
Restricted cash				721
Other	63		97	103
Prepaid expenses and other current assets	8,363		4,973	4,117
Translation of Foreign Currencies
Realized foreign currency gains (losses)	533	$ (686)	(900)	(1,000)
unrealized foreign currency gains (losses)	$ (850)	$ (96)	$ (36)	$ (53)